Fair Value	6 Months Ended
Sep. 30, 2023
Fair Value [Abstract]
Fair Value

6. Fair Value

The following table present information about the Company’s assets by major category measured at fair value on a recurring basis as of September 30, 2023 and March 31, 2023, and indicates the fair value hierarchy of the valuation technique utilized by the Company to determine such fair value.

Assets measured at fair value on a recurring basis as of September 30, 2023 and March 31, 2023:

	September 30, 2023
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$5,218,914	$5,218,914	$-	$-	$5,218,914
Total assets at fair value	$5,218,914	$5,218,914	$-	$-	$5,218,914

	March 31, 2023
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$2,741,178	$2,741,178	$-	$-	$2,741,178
Total assets at fair value	$2,741,178	$2,741,178	$-	$-	$2,741,178

There was no transfer between any levels during the six months ended September 30, 2023 and 2022.